Share-based compensation - Restricted share awards (Details)	6 Months Ended
	Jun. 30, 2026 CHF (SFr) EquityInstruments	Jun. 30, 2025 CHF (SFr)
Weighted Average grant date fair value [Abstract]
Expense from share-based payment transactions with employees | SFr	SFr 2,600,000	SFr 2,700,000
Restricted share awards, non-vested
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares) | EquityInstruments	1,243,267
Number of non-vested shares [Abstract]
Non-vested at beginning of period | EquityInstruments	763,816
Forfeited during the period | EquityInstruments	(53,409)
Exercised during the period | EquityInstruments	(164,902)
Granted during the period | EquityInstruments	1,243,267
Vested during the period | EquityInstruments	(483,081)
Non-vested at end of period | EquityInstruments	1,473,029
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	SFr 2.62
Weighted average grant date fair value, forfeited during the period | SFr	2.63
Weighted average grant date fair value, exercised during the period | SFr	2.57
Weighted average grant date fair value, granted during the period | SFr	2.42
Weighted average grant date fair value, vested during the period | SFr	2.33
Weighted average grant date fair value, non-vested at end of period | SFr	SFr 2.55
Restricted share awards, vested
Number of non-vested shares [Abstract]
Vested and exercisable | EquityInstruments	2,891,435
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, vested and exercisable | SFr	SFr 2.83